Prepaids, Deposits and Receivables - Summary of Prepaids, Deposits and Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Prepaids, deposits and receivables [abstract]
Prepaids and deposits	$ 5,711	$ 5,872
Receivables	151	2,922
Interest receivable	1,996	1,573
Prepaid, deposits and receivables	$ 7,858	$ 10,367